UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __12/31/2006_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _02/14/07__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __34__________

Form 13F Information Table Value Total:    __$144,436____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autodesk                    COM              052769106      303     7500 SH       SOLE                     7500
Abercrombie & Fitch         COM              002896207    10050   144340 SH       SOLE                   144340
Franklin Resources          COM              354613101     4638    42102 SH       SOLE                    42102
Berkshire Hathaway Class A  CLA              084670108     8029       73 SH       SOLE                       73
Berkshire Hathaway Class B  CLB              084670207    17472     4766 SH       SOLE                     4766
Blyth                       COM              09643P108     1046    50410 SH       SOLE                    50410
Claires Stores              COM              179584107     7606   229506 SH       SOLE                   229506
Dell Inc           	    COM              24702R101     7161   285400 SH       SOLE                   285400
Cedar Fair LP               COM              150185106      820    29470 SH       SOLE                    29470
Gap Inc                     COM              364760108     1658    85019 SH       SOLE                    85019
Home Depot                  COM              437076102      321     8000 SH       SOLE                     8000
Health Management Assoc     CLA              421933102     6433   304760 SH       SOLE                   304760
HNI Corp          	    COM              404251100      875    19710 SH       SOLE                    19710
Ishares Trust S&P 500       COM              464287200     3848    27100 SH       SOLE                    27100
Johnson & Johnson           COM              478160104      438     6628 SH       SOLE                     6628
JPMorgan Chase              COM              46625H100      418     8659 SH       SOLE                     8659
Coca Cola Co.               COM              191216100      209     4340 SH       SOLE                     4340
McDonalds Corp              COM              580135101      606    13670 SH       SOLE                    13670
Mercury General Cp          COM              589400100    10524   199575 SH       SOLE                   199575
Magna Intl Inc. Class A     CLA              559222401     4691    58237 SH       SOLE                    58237
Altria Group                COM              02209S103     8445    98405 SH       SOLE                    98405
Merck Co Inc                COM              589331107      477    10950 SH       SOLE                    10950
Nike Inc Cl B               CLB              654106103     3269    33015 SH       SOLE                    33015
Nucor Corp                  COM              670346105      219     4000 SH       SOLE                     4000
Pfizer Inc                  COM              717081103      210     8100 SH       SOLE                     8100
Papa Johns Intl Inc.        COM              698813102     1252    43168 SH       SOLE                    43168
Royal Dutch Shell PLC       SPONSORED ADR    780259107      227     3200 SH       SOLE                     3200
Staples Inc.                COM              855030102     3068   114912 SH       SOLE                   114912
Suntrust Bks Inc.           COM              867914103      234     2773 SH       SOLE                     2773
State Street Corp           COM              857477103     5665    84005 SH       SOLE                    84005
Constellation Brand CL A    CLA              21036P108    12890   444180 SH       SOLE                   444180
Telefonos De Mex L          SPONSORED ADR    879403780     1334    47200 SH       SOLE                    47200
Toll Brothers               COM              889478103    12445   386140 SH       SOLE                   386140
Walmart Stores Inc          COM              931142103     7552   163530 SH       SOLE                   163530